UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22512

Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

Annual Report

Vice Fund Portfolio

December 31, 2013

Mutuals Advisors, Inc.

700 North Pearl St.

Suite 900

Dallas, TX 75201

Dear Shareholder:

Financial Conditions During Fiscal Year Period. Budgetary problems continue to exist in the United States and most developed and emerging economies, with Central Banks providing unprecedented liquidly through asset purchases called “quantitative easing.” The US Federal Reserve purchased a total of $85 Billion of mortgage and US Treasury securities for each of the first 11 months of the Fiscal Year ending on December 31, 2013, “Tapering” or decreasing total purchases by $10 billion to $75 billion in the month of December. During the three implementations of Federal Reserve quantitative easing, the balance sheet of the Federal Reserve increased from $891 billion in 2007 to $4.026 trillion in December 2013. Essentially the Federal Reserve has financed the overspending of the US Government by purchasing Treasuries and supported the housing market by purchasing mortgage securities. With the unprecedented amount of stimulus, the US economy has had the worst recovery from recession since the Great Depression.

During the Fiscal Year ending on December 31, 2013, the stated household unemployment rate decreased from 7.9% to 6.7% as the Labor Force Participation rate has declined from 63.6% to 62.6%. The Labor Force Participation rate is the lowest it has been in 40 years, and more than half of the decline has been attributed to retiring “Baby Boomers”, a trend that will increase stress on the Medicare and Social Security systems.

Historical Market Performance of the Vice Fund Portfolio

During the Fiscal Year ending December 31, 2013, The Vice Fund Portfolio returned 35.08% with the S&P 500 Index returning 32.39%. The Fund’s best performing investments were as follows: in the Alcohol sector, Constellation Brands, Inc. increased 98.8%; in the Defense sector, Boeing Co. increased by 84.6%; in the Gaming sector, MGM Resorts International increased 102.0%; and in the Tobacco sector, Lorillard, Inc. increased 37.1%. The Fund’s weakest holdings by sector were as follows: in the Alcohol sector, AMBEV SA decreased 11.1%; in the Defense sector, General Dynamics Corp. increased 40.7%; in the Gaming sector, International Game Technology increased by 30.9%; and in the Tobacco sector, Phillip Morris International. Inc. increased by 8.4%.

Outlook

US interest rates have been near historical lows and the Federal Reserve is indicating that it will keep short term interest rates near 0% through 2015. The Federal Reserve also has telegraphed its intentions to keep decreasing its quantitative easing by $10 billion per meeting (“tapering”), ending the program during 2014. Congress has failed to curtail its spending and the labor markets have been tranquilized by the “Affordable Care Act”. With all this uncertainty, the defensive growth strategy deployed by The Vice Fund Portfolio may provide diversification to your portfolio.

Gerald P. Sullivan

Portfolio Manager

1

Past performance does not guarantee future results.

Opinions expressed are those of Mutuals Advisors and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Schedule of Investments in this report.

Mutual fund investing involves risk; principal loss is possible. The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Funds are more exposed to individual stock volatility than diversified funds. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in small to mid-sized capitalization companies, which involve additional risks such as limited liquidity and greater volatility.

The Funds may also write call options, which may limit the Funds’ ability to profit from increases in the market value of a security, but cause it to retain the risk of loss should the price of the security decline. Diversification does not assure a profit or protect against loss in a declining market.

The Funds may invest in derivatives, specifically call and put options. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The USA Mutuals Funds are distributed by Quasar Distributors, LLC

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Vice Fund Portfolio

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Portfolio’s performance figures* for the year ended December 31, 2013, as compared to its benchmark:

	One Year	Since Inception**
Vice Fund Portfolio	35.21%	32.79%
S&P 500 Total Return Index***	32.39%	34.28%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract or separate account. For performance information current to the most recent month-end, please call 1-866-447-4228.

**	Inception date is November 16, 2012.

***	The Standard & Poor’s (S&P) 500 Total Return Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Holdings By Sector	% of Net Assets
Beverages	24.0%
Agriculture	23.3%
Aerospace/Defense	17.8%
Lodging	15.6%
Entertainment	7.1%
Miscellaneous Manufacturing	5.5%
Electronics	3.7%
Investment Companies	0.6%
Other, Cash & Cash Equivalents	2.4%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

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Vice Fund Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2013

Shares		Value

	COMMON STOCKS - 97.5%
	AEROSPACE/DEFENSE - 17.8%
600	Boeing Co. (a)	$81,894
450	General Dynamics Corp.	42,997
300	Northrop Grumman Corp.	34,383
350	United Technologies Corp.	39,830
		199,104
	AGRICULTURE - 23.3%
1,450	Altria Group, Inc.	55,665
350	British American Tobacco - ADR	37,597
1,100	Lorillard, Inc.	55,748
650	Philip Morris International, Inc.	56,634
1,100	Reynolds American, Inc.	54,989
		260,633
	BEVERAGES - 24.0%
4,000	AMBEV SA - ADR	29,400
350	Anheuser-Busch InBev NV - ADR	37,261
350	Beam, Inc.	23,821
50	Boston Beer Co., Inc. *	12,090
700	Brown-Forman Corp. - Cl. B	52,899
550	Constellation Brands, Inc. - Cl. A *	38,709
250	Diageo PLC - ADR	33,105
750	Molson Coors Brewing Co. - Cl. B	42,112
		269,397
	ELECTRONICS - 3.7%
450	Honeywell International Inc.	41,117

	ENTERTAINMENT - 7.1%
250	Churchill Downs, Inc.	22,413
600	Gaming and Leisure Properties, Inc. *	30,486
1,000	International Game Technology	18,160
600	Penn National Gaming, Inc. *	8,598
		79,657
	INVESTMENT COMPANIES - 0.6%
600	Caesars Acquisitions Co. - Cl. A *	7,236

	LODGING - 15.6%
500	Boyd Gaming Corp. * (a)	5,630
600	Caesars Entertainment Corp. * (a)	12,924
600	Las Vegas Sands Corp.	47,322
2,550	MGM Resorts International *	59,976
250	Wynn Resorts Ltd.	48,553
		174,405
	MISCELLANEOUS MANUFACTURING- 5.5%
2,100	Smith & Wesson Holding Corp. * (a)	28,329
450	Sturm Ruger & Co., Inc.	32,891
		61,220

	TOTAL COMMON STOCKS (Cost $1,014,431)	1,092,769

The accompanying notes are an integral part of these financial statements.

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Vice Fund Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2013

Shares		Value

	SHORT-TERM INVESTMENTS - 2.5%
27,471	Fidelity Government Institutional Money Market Fund - Class I, 0.04%**
	(Cost $27,471)	$27,471

	TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost $1,041,902) (b)	$1,120,240
	TOTAL CALL OPTIONS WRITTEN - (0.3) % (Premiums Received $3,724)	(3,612)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	4,254
	TOTAL NET ASSETS - 100.0%	$1,120,882

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3)% *
6	Boeing Co.
	Expiration January 2014, Exercise Price $138.00	$162
5	Boyd Gaming
	Expiration February 2014, Exercise Price $12.00	230
6	Caesars Entertainment, Inc.
	Expiration March 2014, Exercise Price $20.00	1,920
20	Smith & Wesson Holding Corp.
	Expiration March 2014, Exercise Price $14.00	1,300
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $3,724)	$3,612

ADR - American Depositary Reciepts

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on December 31, 2013.

***	Each contract allows the holder of the option to purchase 100 shares of the underlying stock.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including call options written, is $1,040,990 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$81,602
Unrealized depreciation	(5,964)
Net unrealized appreciation	$75,638

The accompanying notes are an integral part of these financial statements.

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Vice Fund Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

Assets:
Investments securities
At cost	$1,041,902
At value	$1,120,240
Due from Advisor	18,337
Dividends and interest receivable	2,329
Prepaid expenses and other assets	20
Total Assets	1,140,926

Liabilities:
Payable for investments purchased	8,957
Call options written, at value (premiums received $3,724)	3,612
Distribution (12b-1) fees payable	1,557
Fees payable to other affiliates	1,149
Payable for Fund shares repurchased	89
Accrued expenses and other liabilities	4,680
Total Liabilities	20,044

Net Assets	$1,120,882

Composition of Net Assets:
Paid in capital	$1,028,250
Accumulated net investment income	3,038
Accumulated net realized gain from investment transactions and options written	11,144
Net unrealized appreciation on investment transactions and options written	78,450

Net Assets	$1,120,882

Shares outstanding (unlimited number of shares authorized without par value)	81,713

Net asset value (net assets ÷ shares outstanding), offering price and redemption price per share	$13.72

The accompanying notes are an integral part of these financial statements.

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Vice Fund Portfolio

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

Investment Income:
Dividends (net of foreign tax withheld $145)	$11,159
Interest	26
Total Investment Income	11,185

Expenses:
Advisory fees	4,411
Distribution (12b-1) fees	2,322
Legal fees	25,175
Professional Fees	12,084
Audit fees	8,506
Custody fees	6,987
Administration fees	5,720
MFund service fees	5,472
Transfer agent fees	4,442
Printing expense	3,075
Trustees’ fees	2,981
Other expenses	447
Total Expenses	81,622

Less: Fees waived and expenses reimbursed by the Advisor	(73,475)
Net Expenses	8,147

Net Investment Income	3,038

Realized and Unrealized Gain:
Net realized gain from:
Investment transactions	3,680
Options written	7,573
11,253
Net change in unrealized appreciation on:
Investment transactions	78,901
Options written	90
78,991

Net Realized and Unrealized Gain	90,244

Net Increase in Net Assets Resulting From Operations	$93,282

The accompanying notes are an integral part of these financial statements.

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Vice Fund Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	December 31, 2013	December 31, 2012*
Increase in Net Assets From Operations:
Net investment income	$3,038	$1,554
Net realized gain from investment transactions	3,680	214
Net realized gain from options written	7,573	450
Net change in unrealized appreciation (depreciation) on investment transactions and options written	78,991	(541)

Net increase in net assets resulting from operations	93,282	1,677

Distributions:
From net investment income	(1,554)	—
From net realized gains	(773)	—
Net decrease in net assets from distributions	(2,327)	—

From Shares of Beneficial Interest:
Proceeds from shares sold	1,620,795	121,575
Reinvestment of dividends	2,327	—
Payments for shares redeemed	(716,439)	(8)
Net increase in net assets from shares of beneficial interest	906,683	121,567

Net Increase in Net Assets	997,638	123,244

Net Assets:
Beginning of Period	123,244	—
End of Period**	$1,120,882	$123,244
** Includes accumulated net investment income of:	$3,038	$1,554

Share Activity:
Shares sold	133,842	12,117
Shares reinvested	186	—
Shares redeemed	(64,432)	—
	69,596	12,117

*	The Vice Fund Portfolio commenced operations on November 16, 2012.

The accompanying notes are an integral part of these financial statements.

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Vice Fund Portfolio

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		For the
	For the	Period Ended
	Year Ended	December 31,
	December 31, 2013	2012(1)
Net Asset Value, Beginning of Period	$10.17	$10.00
From Investment Operations:
Net investment income (2)	0.08	0.14
Net realized and unrealized gain	3.50	0.03
Total from investment operations	3.58	0.17

Less Distributions:
From net investment income	(0.02)	—
From net realized gains	(0.01)	—
Total distributions	(0.03)	—

Net Asset Value, End of Period	$13.72	$10.17

Total Return (3)	35.21%	1.70	% (5)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$1,121	$123
Ratio of gross expenses to average net assets (4)(7)	17.47%	90.81	% (6)
Ratio of net expenses to average net assets (7)(8)	1.75%	1.75	% (6)
Ratio of net investment income to average net assets (7)(8)	0.65%	12.00	% (6)
Portfolio Turnover Rate	157%	62	% (5)

(1)	The Vice Fund Portfolio commenced operations on November 16, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Portfolio assuming reinvestment of dividends and distributions, if any. Had the Advisor not waived its fees and reimbursed a portion of the Portfolio’s expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Advisor.

(5)	Not annualized.

(6)	Annualized

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

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VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Variable Insurance Trust (the“Trust”), was organized as an Ohio business trust on December 8, 2010. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include only the Vice Fund Portfolio (the “Portfolio”), a series of the Trust. The Portfolio is registered as non-diversified. The Portfolio’s investment advisor is Mutuals Advisors, Inc. (the “Advisor”).

Vice Fund Portfolio commenced operations on November 16, 2012. The Portfolio’s objective is to achieve long-term growth.

The following is a summary of significant accounting policies consistently followed by the Portfolio which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Portfolio may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Portfolio will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

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VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Portfolio’s assets and liabilities measured at fair value:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Common Stocks(b)	$1,092,769	$—	$1,092,769
Short-Term Investments	27,471	—	27,471
Total	$1,120,240	$—	$1,120,240

Liabilities

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Call Options Written	$(3,612)	$—	$(3,612)
Total	$(3,612)	$—	$(3,612)

(a)	As of and during the year ended December 31, 2013, the Portfolio held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented. It is the Portfolio’s policy to recognize transfers into and out of any level at the end of the reporting period.

(b)	All common stock held by the Portfolio are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

b) Accounting for Options –The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Portfolio writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of

11

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

an option, the Portfolio has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The location on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Equity Risk	Call options written, at value	$(3,612)

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2013 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain on Derivatives Recognized in Income	Realized and Unrealized Gain on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net realized gain from options written	$7,573

Options written	Equity Risk	Net change in unrealized appreciation on options written	90
Total			$7,663

The contracts in the table in Note 3 are an indication of volume in the Portfolio’s derivative activity.

c) Federal Income Tax - The Portfolio has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

As of and during the year ended December 31, 2013, the Portfolio did not have a liability for any unrecognized tax expense. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. During the year ended December 31, 2013, the Portfolio did not incur any interest or penalties. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2012, or expected to be taken in the Portfolio’s 2013 tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Portfolio’s tax returns is presently in progress.

d) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date.

e) Other - Investment and shareholder transactions are recorded on trade date. The Portfolio determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Portfolio and interest income is recognized on an accrual basis. Discounts and

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VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

f) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)	INVESTMENT TRANSACTIONS

For the year ended December 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Portfolio were as follows:

Purchases	Sales
$2,154,086	$710,550

There were no government securities purchased or sold during the year.

(3)	OPTIONS WRITTEN

A summary of option contracts written by the Portfolio during the year ended December 31, 2013, were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	13	738
Options written	235	23,632
Options exercised	(99)	(11,113)
Options expired	(85)	(7,144)
Options closed	(27)	(2,389)
Options outstanding at the end of year	37	3,724

*	One option contract is equivalent to one hundred shares of common stock.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Mutuals Advisors, Inc. is the Advisor to the Portfolio pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Portfolio in accordance with the Portfolio’s investment policies and restrictions. The Advisor provides the Portfolio with investment advice and supervision and furnishes an investment program for the Portfolio. For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 0.95% of the average daily net assets of the Portfolio. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Portfolio and other expenses paid by the Portfolio as detailed in the Advisory

13

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the year ended December 31, 2013, advisory fees of $4,411 were incurred by the Portfolio, before the waiver and reimbursement described below.

The Advisor and the Portfolio have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds and extraordinary expenses) at 1.75% for the Portfolio’s shares through April 30, 2014. Each waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the year ended December 31, 2013, the Advisor waived advisory fees and reimbursed expenses of $73,475. As of December 31, 2013, the Advisor may recapture $73,475 of waived advisory fees no later than December 31, 2016 and $11,530 no later than December 31, 2015.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Portfolio, the Portfolio pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended December 31, 2013, the Portfolio incurred $5,472 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Mutuals Advisors, Inc., and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Portfolio pursuant to agreements with the Trust, for which it receives from the Portfolio: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. Effective May 1, 2013, the Chairman of the Trust’s Audit Committee receives a $400 annual fee per Fund. Prior to this date the Chairman of the Trust’s Audit Committee received a quarterly fee of $750 for all funds in the Trust. The fees paid to the Trustees are paid in Portfolio shares. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act, the Portfolio is authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services. The Plan permits the Portfolio to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to .50% of the average net assets of the Portfolio. Such fees are to be paid by the Portfolio monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.

14

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

(5)	Distributions to Shareholders and Tax Components of Capital

The tax character of fund distributions paid for the year ended December 31, 2013 was as follows:

Fiscal Year Ended
December 31, 2013
Ordinary Income	$2,327
Long-Term Capital Gain	—
$2,327

There was no distribution for fiscal period ended December 31, 2012.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$16,994	$—	$—	$—	$—	$75,638	$92,632

The difference between book basis and tax basis unrealized appreciation, and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales.

(6)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the portfolio, under Section 2(a)(9) of the 1940 Act. As of December 31, 2013, Jefferson National Life Insurance held 87.73% of the Portfolio and may be deemed to control the Portfolio.

15

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Variable Insurance Trust

and the Shareholders of Vice Fund Portfolio

We have audited the accompanying statement of assets and liabilities of Vice Fund Portfolio, a series of shares of beneficial interest of Variable Insurance Trust (the “Fund”), including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period November 16, 2012 (commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vice Fund Portfolio as of December 31, 2013, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period November 16, 2012 through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 13, 2014

17

Vice Fund Portfolio

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of the Vice Fund Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vice Fund Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Vice Fund Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual Expenses	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 – 12/31/13	Expense Ratio During Period** 7/1/13 – 12/31/13
Vice Fund Portfolio	$1,000.00	$1,185.40	$9.64	1.75%

Hypothetical (5% return before expenses)(b)	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period* 7/1/13 – 2/31/13	Expense Ratio During Period** 7/1/13 – 2/31/13
Vice Fund Portfolio	$1,000.00	$1,016.38	$8.89	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.
18

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

Board Deliberations Regarding Approval of the Management Agreement with respect to the Vice Fund Portfolio

The Board of Trustees of Variable Insurance Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Vice Fund Portfolio (the “Portfolio”), and MAI, Inc. (“MAI” or the “Adviser”) at a meeting of the Board of Trustees held on August 28, 2012.

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed a report prepared by MAI setting forth the adviser’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the Portfolio, comparative information regarding the Portfolio’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Portfolio.

Because the Portfolio had not yet commenced operations, the Trustees could not consider the investment performance of the Portfolio. However, the Trust’s President referred the Board to the performance information of the Vice Fund, noting that the Portfolio’s portfolio will be managed identically in all material respects to the Vice Fund. The Board then reviewed the Vice Fund’s performance relative to the S&P 500 Index, Morningstar Large Cap Blend category and its peer funds for the year-to-date, one-year, three-year and five-year periods ending June 30, 2012. The Board noted that the Vice Fund’s returns exceeded those of the S&P 500 Index and the median of the Morningstar Large Cap Blend category for each of the periods presented. The Board further noted that the Vice Fund had underperformed its peer fund median for the year-to-date and five-year periods but had outperformed its peer fund median for the one-year and three-year period. After further discussion regarding the performance of the Vice Fund, the Board determined that Portfolio has the potential to deliver favorable returns.

As to MAI’s business and the qualifications of its personnel, the Trustees examined a copy of MAI’s registration statement on Form ADV and discussed the experience of its investment personnel. The Trustees then noted that MAI had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Portfolio’s investment policies and limitations, as well as federal securities laws. The Trust’s President informed the Board that the SEC recently conducted an examination of MAI. He stated that MAI had not received any written results of the examination but he summarized his discussions with the SEC at the exit interview. Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Portfolio under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by MAI, the Trustees reviewed MAI’s estimates of profitability and its financial condition as presented in the financial information provided by MAI. The Trustees also considered MAI’s agreement to waive fees and reimburse expense to the extent that the Portfolio’s total operating expenses exceed certain limits. The Trustees noted that MAI will receive some benefits from the 12b-1 fees. Based on their review, the Trustees concluded that they were satisfied that MAI’s expected level of profitability from its relationship with the Portfolio would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Portfolio and compared that fee to management fees paid by funds in a relevant peer group. The Trustees also compared the total expense ratio of the Portfolio with the expense ratios of the funds in the peer group and Morningstar Large Cap Growth category. The Trustees noted that the Portfolio’s management fee was lower than the peer group median and that its expense ratio was lower than the medians of the peer group and Morningstar category. After further discussion, the Trustees concluded that the Portfolio’s proposed management fee was acceptable.

19

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for MAI to share the economies of scale with the Portfolio and its shareholders if the Portfolio experiences a substantial growth in assets. The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Portfolio’s shareholders.

20

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Portfolio and the calculation of the net asset value of shares of the Portfolio.

The Portfolio files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

21

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During the Past 5 Years
Tobias Caldwell c/o Variable Insurance Trust 17605 Wright Street, Omaha, Nebraska 68130 Year of Birth: 1967	Trustee	Since 2010 (indefinite)	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Property, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	1	Trustee, Mutual Fund Series Trust (since 2006)
Tiberiu Weisz c/o Variable Insurance Trust 17605 Wright Street, Omaha, Nebraska 68130 Year of Birth: 1949	Trustee	Since 2010 (indefinite)	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	1	Trustee, Mutual Fund Series Trust (since 2006)
Dr. Bert Pariser The MITCU Corp. 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 2010 (indefinite)	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	1	Trustee, Mutual Fund Series Trust (since 2007)
22

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During the Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 2010; President since 2010; Secretary since 2/2013	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, MFund Distributors LLC, 10/12-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	1	Mutual Fund Series Trust since 2006
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 8/2012	Vice President of Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 to 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A
Mark Marrone 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Chief Compliance Officer	Since 2/2011	Compliance Officer of Northern Lights Compliance Services, LLC (since 2009); Chief Financial Officer/Treasurer (2003–2009) and Chief Compliance Officer (2004–2009), Saratoga Capital Management, LLC.	N/A	N/A

*	The term of office of each Trustee is indefinite.

**	The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

23

Variable Insurance Trust

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

MANAGER

Mutuals Advisors, Inc.

700 North Pearl St.

Suite 900

Dallas, TX 75201

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

US Bank Trust Services

1555 N. RiverCenter Dr. Suite 300

Milwaukee, WI 53212

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2013
Vice Fund Portfolio	10,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2013
Vice Fund Portfolio	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2013.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2013 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Portfolio is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Portfolio is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Portfolio is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 7, 2014